Acquisitions - Schedule of Net Sales and Net Income Since Acquisition Date (Detail) - USD ($) $ in Thousands	Nov. 07, 2016	Apr. 24, 2015	Jan. 30, 2015
Allied [Member]
Business Acquisition [Line Items]
Net sales	$ 13,938
Net income	$ 368
Landshire [Member]
Business Acquisition [Line Items]
Net sales			$ 40,646
Net income			$ 7,768
Better Bakery [Member]
Business Acquisition [Line Items]
Net sales		$ 8,220
Net income		$ (148)